Notes Payable (Details) - Schedule of Future Minimum Principal Payment Obligations Under the Notes Payable $ in Thousands	Mar. 31, 2024 USD ($)
Schedule of Future Minimum Principal Payment Obligations Under the Notes Payable [Abstract]
2025	$ 11,277
2026	1,470
2027	276
2028	193
2029 onward	3,766
Total minimum debt payments	16,982
Less: Current portion of long-term debt	(11,277)
Long-term debt	$ 5,705